RELATED PARTY TRANSACTIONS (Details Narrative)									3 Months Ended		12 Months Ended
	Mar. 20, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 31, 2023 SGD ($)	Jul. 28, 2022 USD ($) $ / shares	Jul. 28, 2022 SGD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Mar. 31, 2024 SGD ($)	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 SGD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 SGD ($)	Aug. 31, 2023 SGD ($)	Jul. 06, 2023 USD ($)	Jun. 07, 2023 USD ($)	Jun. 05, 2023 USD ($)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 SGD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Paid in cash						$ 183,311			$ 999,506		$ 22,505,969	$ 585,654		$ 1,172,581															$ 243,567
Warrants exercise price | $ / shares									$ 0.01			$ 0.01
Revenue									$ 286,110	$ 200,562	830,519		$ 1,202,890
Other income									78,013	999,966	187,282		146,711
Payments of sock issuance costs														289,195
Repayments of related party debt												33,475		211,153
Due to related parties													35,717
Sponsor fees												10,000
General and administrative charge									$ 0	30,000		120,000		100,000
Share price | $ / shares									$ 10.00
Working capital loans												0		0
Extension loan												$ 205,305												$ 69,158		$ 68,928
Due from related party									$ 59,213		41,203
Sponser [Member]
Extension loan																									$ 205,305	$ 205,305
Maximum [Member]
Share price | $ / shares												$ 10.00
Common Class A [Member]
Sale of stock price per share | $ / shares								$ 12.00				$ 11.50
Food and Beverage [Member]
Revenue									286,110	187,776	817,761		449,240
Related Party [Member]
Accounts receivable, net									8,953		7,405		560
Other income									1,819	1,723	6,756		3,780
Related Party [Member] | Food and Beverage [Member]
Revenue									1,344	1,314	7,444		3,287
Sponsor [Member]
Payments of sock issuance costs														75,000
Repayments of related party debt												$ 33,475		211,153
Due to related parties												0		0
Due from related party														13,000
Sponsor [Member] | Working Capital Loan [Member]
Repayments of related party debt												$ 1,500,000
Share price | $ / shares												$ 10.00
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Repayments of related party debt									1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Promissory note												$ 0		$ 0
Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Aggregate principal amount								$ 300,000
Sponsor [Member] | Common Class B [Member]
Number of shares issued, sale of transactions | shares								2,156,250
Sale of stock, value								$ 25,000
Common stock shares subject to forfeiture | shares								281,250
Percentage of issued and outstanding shares								20.00%
Ketomei [Member]
Debt conversion original debt amount				$ 60,000	$ 43,254
Debt interest rate		3.50%		0.00%												55.65%	55.65%						3.50%
Due from related party											0		198,125
Ketomei [Member] | Convertible Debt [Member]
Loan paid									21,134						$ 28,560
Convertible loan amount		$ 36,634							15,865		31,110				21,440			$ 41,068	$ 37,876	$ 50,000			$ 50,000
Convertible loan amount		214,903																					293,310
Expenses paid		48,862	$ 66,690
Hapi Cafe Inc [Member]
Debt interest rate																					3.50%	3.50%					8.00%	8.00%
Debt interest rate				8.00%	8.00%
Hapi Cafe Inc [Member] | Convertible Debt [Member]
Convertible loan amount		$ 263,766							37,000		$ 6,766				$ 50,000			$ 8,932			$ 37,876	$ 50,000	$ 360,000				$ 260,600	$ 360,000
Conversion price | $ / shares				$ 0.022
Sharing Services Global Corp [Member]
Convertible note	$ 250,000
Convertible shares | shares	208,333,333
Warrants exercisable shares | shares	208,333,333
Warrants exercise price | $ / shares	$ 0.0012
Aggregate purchase price	$ 250,000
Ketomei Pte. Ltd [Member]
Amount lent						$ 258,186																							$ 350,000	$ 75,525	$ 100,000
Ownership percentage						28.00%										38.41%	38.41%												28.00%
Loan paid						$ 75,525																							$ 100,000
Accrued interest						$ 6,022	$ 6,433
Ketomei [Member]
Amount lent																$ 312,064	$ 420,000
Ketomei [Member] | Convertible Debt [Member]
Convertible loan amount																312,064	420,000
Convertible loan amount																$ 312,064	$ 420,000
Convertible Note Receivable Related Party [Member]
Ownership percentage											100.00%							100.00%
Convertible note receivable									$ 249,352	$ 0	$ 368,299		$ 0